Borrowings (Details) - Schedule of maturity and current value of obligations for finance lease - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings (Details) - Schedule of maturity and current value of obligations for finance lease [Line Items]
Finance lease total	S/ 873	S/ 10,533
Future financial charges	(38)	(697)
Present value of the obligations for finance lease contracts	835	9,836
Up to 1 year [Member]
Borrowings (Details) - Schedule of maturity and current value of obligations for finance lease [Line Items]
Finance lease total	S/ 873	5,624
From 1 to 5 years [Member]
Borrowings (Details) - Schedule of maturity and current value of obligations for finance lease [Line Items]
Finance lease total		S/ 4,909